GENERAL - Indirect Subsidiaries (Details) - IDR (Rp) Rp in Billions		12 Months Ended
	Apr. 19, 2022	Dec. 31, 2023	Dec. 31, 2022
MDI
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 8,556	Rp 9,019
Telekomunikasi Indonesia International Ltd., Hong Kong
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 3,842	Rp 2,981
Telekomunikasi Indonesia International Pte. Ltd., Singapore
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 3,499	Rp 3,678
Infomedia
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 2,238	Rp 2,267
TLT
Direct/ Indirect subsidiaries
Percentage of ownership interest		55.00%	55.00%
Total assets before elimination		Rp 1,986	Rp 2,100
Finnet
Direct/ Indirect subsidiaries
Percentage of ownership interest		60.00%	60.00%
Total assets before elimination		Rp 1,761	Rp 1,248
PST
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 1,622	Rp 1,401
Nuon
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 1,194	Rp 1,199
Telekomuni kasi Indonesia International Pty Ltd [Member]
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 1,082	Rp 836
TMI
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 1,030	Rp 945
MD Media
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 993	Rp 986
PT Telkomsel Ekosistem Digital Member
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 777	Rp 807
Admedika
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 757	Rp 632
Pt Teknologi Data Infrastruktur (TDI)
Direct/ Indirect subsidiaries
Percentage of ownership interest		60.00%	100.00%
Total assets before elimination		Rp 605	Rp 7
TSGN
Direct/ Indirect subsidiaries
Percentage of ownership interest		70.00%	70.00%
Total assets before elimination		Rp 420	Rp 566
SSI.
Direct/ Indirect subsidiaries
Percentage of ownership interest		51.00%	51.00%
Total assets before elimination		Rp 391	Rp 457
PT Digital Aplikasi Solusi Member
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 341	Rp 384
GTS
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 333	Rp 191
GYS
Direct/ Indirect subsidiaries
Percentage of ownership interest		51.00%	51.00%
Total assets before elimination		Rp 290	Rp 285
NSI
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 278	Rp 289
Nutech
Direct/ Indirect subsidiaries
Percentage of ownership interest		60.00%	60.00%
Total assets before elimination		Rp 226	Rp 273
Telin USA
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 212	Rp 294
CIP
Direct/ Indirect subsidiaries
Percentage of ownership interest		70.00%	70.00%
Total assets before elimination		Rp 191	Rp 173
MNDG
Direct/ Indirect subsidiaries
Percentage of ownership interest		55.00%	55.00%
Total assets before elimination		Rp 136	Rp 116
Telekomunikasi Indonesia Intl (Telin Australia)
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 67	Rp 33
Metra TV
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 50	Rp 34
PCM
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 44	Rp 33
BDI
Direct/ Indirect subsidiaries
Percentage of ownership interest		60.00%	60.00%
Total assets before elimination		Rp 40	Rp 36
Metra Plasa
Direct/ Indirect subsidiaries
Percentage of ownership interest		60.00%	60.00%
Total assets before elimination		Rp 30	Rp 30
NeutraDC Singapore Pte.Ltd ("NeutraDC Singapore") domiciled in Singapore Member
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%
Sigma
Direct/ Indirect subsidiaries
Percentage of ownership interest	56.39%	100.00%	100.00%
Total assets before elimination		Rp 7,603	Rp 8,491
TDE
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 4,037	Rp 3,189
Telin Malaysia
Direct/ Indirect subsidiaries
Percentage of ownership interest		70.00%	70.00%
Total assets before elimination		Rp 125	Rp 125